Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Equity securities (as a percent)	38.00%	36.00%
Debt securities (as a percent)	49.00%	50.00%
Real estate and other (as a percent)	13.00%	14.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,058	$ 957
Debt securities	1,385	1,322
Real estate and other	62	63
Unquoted
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Debt securities	0	0
Real estate and other	$ 307	$ 317